INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME TAX EXPENSE (BENEFIT)

	December 31,	December 31,
	2021	2020
Tax expense (benefit) at the statutory rate	$(205,425)	$(66,230)
State income taxes, net of federal income tax benefit	(48,911)	(15,769)
Change in valuation allowance	254,336	81,999
Total	$-	$-

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

	December 31,	December 31,
	2021	2020
Deferred tax assets:
Net operating loss carryforward	$254,336	$247,032
Timing differences	-	-
Total gross deferred tax assets	254,336	247,032
Less: Deferred tax asset valuation allowance	(254,336)	(247,032)
Total net deferred taxes	$-	$-